Offerings	Apr. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.875% Senior Notes due 2028 of Fiserv Funding Unlimited Company
Amount Registered | shares	855,900,000
Proposed Maximum Offering Price per Unit	0.99925
Maximum Aggregate Offering Price	$ 855,258,075
Fee Rate	0.01531%
Amount of Registration Fee	$ 130,940.01
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is €2,175,000,000.
(2)	The amount registered and maximum aggregate offering price has been calculated using the euro / USD exchange rate of €1.00 / $1.1 412 , as reported by Bloomberg, L.P. as of April 29, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Senior Notes due 2032 ofFiserv Funding Unlimited Company
Amount Registered | shares	884,430,000
Proposed Maximum Offering Price per Unit	0.99321
Maximum Aggregate Offering Price	$ 878,424,720.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 134,486.82
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is €2,175,000,000.
(2)	The amount registered and maximum aggregate offering price has been calculated using the euro / USD exchange rate of €1.00 / $1.1 412 , as reported by Bloomberg, L.P. as of April 29, 2025.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2036 ofFiserv Funding Unlimited Company
Amount Registered | shares	741,780,000
Proposed Maximum Offering Price per Unit	0.98981
Maximum Aggregate Offering Price	$ 734,221,261.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,409.28
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is €2,175,000,000.
(2)	The amount registered and maximum aggregate offering price has been calculated using the euro / USD exchange rate of €1.00 / $1.1 412 , as reported by Bloomberg, L.P. as of April 29, 2025.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Fiserv, Inc. Guarantee of 2.875%Senior Notes due 2028 of FiservFunding Unlimited Company
Amount of Registration Fee	$ 0
Offering Note
(2)	The amount registered and maximum aggregate offering price has been calculated using the euro / USD exchange rate of €1.00 / $1.1 412 , as reported by Bloomberg, L.P. as of April 29, 2025.
(3)
No separate consideration will be received for the guarantees of the debt securities. In accordance with Rule 457(n) of the Securities Act of 1933, as amended, no registration fee is payable with respect to the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Fiserv, Inc. Guarantee of 3.500%Senior Notes due 2032 of FiservFunding Unlimited Company
Amount of Registration Fee	$ 0
Offering Note
(2)	The amount registered and maximum aggregate offering price has been calculated using the euro / USD exchange rate of €1.00 / $1.1 412 , as reported by Bloomberg, L.P. as of April 29, 2025.
(3)
No separate consideration will be received for the guarantees of the debt securities. In accordance with Rule 457(n) of the Securities Act of 1933, as amended, no registration fee is payable with respect to the guarantees.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Fiserv, Inc. Guarantee of 4.000%Senior Notes due 2036 of FiservFunding Unlimited Company
Amount of Registration Fee	$ 0
Offering Note
(2)	The amount registered and maximum aggregate offering price has been calculated using the euro / USD exchange rate of €1.00 / $1.1 412 , as reported by Bloomberg, L.P. as of April 29, 2025.
(3)
No separate consideration will be received for the guarantees of the debt securities. In accordance with Rule 457(n) of the Securities Act of 1933, as amended, no registration fee is payable with respect to the guarantees.